EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (5,795)	$ (5,665)
Change in the accrued liability an closing for decrease of 100 p.b.	6,617	5,952
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	6,412	6,334
Change in the accrued liability an closing for decrease of 100 p.b.	$ (5,750)	$ (5,644)